Financial Instruments and Financial Risk Management - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Long-term debt, fair value	$ 39,132	$ 41,922
Long-term debt, carrying amount	$ 38,311	$ 40,532
Consolidated Net Loss | U.S. Dollar
Disclosure Of Financial Instruments [Line Items]
Percentage of depreciation or appreciation of currency against foreign currencies which would result in increase decrease of consolidated net loss and other comprehensive loss	10.00%
Decrease or increase of loss due to depreciation or appreciation of currency against foreign currency	$ 9,627
Consolidated Net Loss | U.S. Dollar | Excluding Cash Denominated in USD From Net Exposure
Disclosure Of Financial Instruments [Line Items]
Percentage of depreciation or appreciation of currency against foreign currencies which would result in increase decrease of consolidated net loss and other comprehensive loss	10.00%
Decrease or increase of loss due to depreciation or appreciation of currency against foreign currency	$ 282
Total Comprehensive Loss | Great Britain Pound
Disclosure Of Financial Instruments [Line Items]
Percentage of depreciation or appreciation of currency against foreign currencies which would result in increase decrease of consolidated net loss and other comprehensive loss	10.00%
Decrease or increase of loss due to depreciation or appreciation of currency against foreign currency	$ 298
Discounted Cash Flow
Disclosure Of Financial Instruments [Line Items]
Market interest rates specific to term of debt instrument	10.47%	10.00%